Goodwill and Intangible Assets (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Goodwill [Roll Forward]
Balance	$ 704,884	$ 0 [1]
Goodwill Acquired	9,323,189	704,884
Foreign currency translation and other adjustments		0
Balance	$ 10,028,073	$ 704,884

[1]	The above consolidated balance sheets include Shanghai Guang Ming Investment Management Limited (“Guang Ming”). The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 80550 (See Note 6 “Acquisition”)